Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Position of Restructuring Liabilities by Segment

The following table presents the changes in the position of restructuring liabilities in 2012 by segment:

	Balance January 1, 2012	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2012

HPMS	59	27	(4)	(2)	—	80
SP	4	17	(3)	(1)	1	18
Manufacturing Operations	20	4	(6)	—	(9)	9
Corporate and Other	16	55	(16)	(1)	9	63

	99	103	(29)	(4)	1	170

(1)	Other changes primarily related to translation differences and internal transfers

The following table presents the changes in the position of restructuring liabilities in 2011 by segment:

	Balance January 1, 2011	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2011

HPMS	24	43	(3)	(2)	(3)	59
SP	1	4	(1)	—	—	4
Manufacturing Operations	44	11	(30)	(3)	(2)	20
Corporate and Other	28	8	(20)	(3)	3	16

	97	66	(54)	(8)	(2)	99

(1)	Other changes primarily related to translation differences.

Components of Restructuring Charges Less Releases Recorded in Liabilities

The components of restructuring charges less releases recorded in the liabilities in 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Personnel lay-off costs	101	66	5
Impairment of assets	—	—	2
Lease and Contract Terminations	2	—	—
Release of provisions/accruals	(4)	(8)	(40)

Net restructuring charges	99	58	(33)

Summary of Significant Activity and Components of Restructuring Obligations

The following table summarizes the significant activity within, and components of, the Company’s restructuring obligations:

	Personnel lay-off costs	Lease and Contract Terminations	Total
Balance at December 31, 2010	87	10	97
Expense	58	—	58
Utilized 1)	(45)	(9)	(54)
Other changes 2)	(2)	—	(2)

Balance at December 31, 2011	98	1	99
Expense	97	2	99
Utilized 1)	(29)	—	(29)
Other changes 2)	1		1

Balance at December 31, 2012	167	3	170

1)	Represents cash payments.
2)	Other changes primarily related to translation differences.

Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2012	2011	2010
Cost of revenue	18	24	(14)
Selling, general and administrative	59	15	(10)
Research & development	22	19	(9)

Net restructuring charges	99	58	(33)

Restructuring Related Costs Excluding Product Transfers

In addition, restructuring related costs (excluding product transfers) of $12 million were directly charged to operating income in 2012 (2011: $32 million; 2010: $53 million), and included in the following line items:

	2012	2011	2010
Cost of revenue	5	13	26
Selling, general and administrative	8	16	30
Research & development	—	3	2
Other income and expenses	(1)	—	(5)

	12	32	53

Restructuring Cost by Segment	The details by segment were as follows:

	2012	2011	2010
HPMS	(1)	2	—
SP	3	2	4
Manufacturing Operations	3	4	23
Corporate and Other	7	24	27
Divested Home activities	—	—	(1)

	12	32	53